Related Party Transactions (Details) - Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties - Related Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
- Internet leads generation and marketing service income	$ 161,451	$ 197,835	$ 100,633
- Insurance commission income	695,088	93,593	3,100
- Marketing income	25,161	32,398	3,721
Equity-settled transactions included in general, administrative and other operating expenses (note 26)		882,115
Finance Costs on Bridge Loan [Member]
Disclosure of transactions between related parties [line items]
- Key management personnel		97,428	36,036
- A company controlled by a shareholder with significant influence over the Company		487,140	180,180
Finance Costs on Convertible Loans [Member]
Disclosure of transactions between related parties [line items]
- Key management personnel		77,403
- A company controlled by a shareholder with significant influence over the Company		1,679,203	715,029
Finance Costs on Loan Notes [Member]
Disclosure of transactions between related parties [line items]
- Key management personnel	152,468	1,590
- A company controlled by a shareholder with significant influence over the Company	$ 15,013,576	$ 744,727